Employee benefits (Details 12)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PPSP-R [member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	12.95%	9.53%
Real discount rate	7.48%	5.42%
Nominal expected salary growth	6.16%	4.89%
Mortality table	Petros Experience 2016	Petros Experience 2016
Disability table	American group	American group
Mortality table for disabled participants	AT-49 male	AT-49 male
Age of retirement	Male, 56,36 years Female, 55,42 years	Male, 56 years / Female, 55 years
PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	12.95%	9.52%
Real discount rate	7.48%	5.41%
Nominal expected salary growth	6.15%	4.63%
Mortality table	Petros Experiences 2025	Petros Experiences 2025
Disability table	American group	American group
Mortality table for disabled participants	AT-83 Basic by gender	AT-83 Basic by gender
Age of retirement	Male, 57,71 years Female, 55,88 years	Male, 58 years / Female, 56 years
PPSP-R Pre-70 [member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	13.07%	9.46%
Real discount rate	7.59%	5.35%
Nominal expected salary growth		4.89%
Mortality table	Petros Experiences 2020	Petros Experiences 2020
Mortality table for disabled participants	MI 2006, by gender, 20% smoothed	MI 2006, by gender, 20% smoothed
Age of retirement	Male, 56,36 years Female, 55,42 years	Male, 56 years / Female, 55 years
PPSP-NR Pre-70 [member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	13.07%	9.46%
Real discount rate	7.59%	5.35%
Nominal expected salary growth	6.15%	4.63%
Mortality table	Petros Experiences 2023	Petros Experiences 2023
Mortality table for disabled participants	Petros Experience 2014	Petros Experience 2014
Age of retirement	Male, 57,71 years Female, 55,88 years	Male, 58 years / Female, 56 years
Pension Plans P P 2 [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	12.95%	9.56%
Real discount rate	7.48%	5.45%
Nominal expected salary growth	8.72%	7.07%
Mortality table	AT-2012 IAM basic fem 10% smoothed	AT-2012 IAM basic fem 10% smoothed
Disability table	Disability Experience PP-2 2022	Disability Experience PP-2 2022
Mortality table for disabled participants	MI-85, male, 10% smoothed	IAPB-57 strong, 30% smoothed
Age of retirement	1st eligibility according to RGPS Male, 65 years / Female, 60 years	1st eligibility according to RGPS Male, 65 years / Female, 60 years
Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	12.93%	9.56%
Real discount rate	7.46%	5.45%
Mortality table	Employees: according to pension plan Assisted: Petros 2016	Employees: according to pension plan Assisted: PPSP-R: Ex Petros 2016
Disability table	Disability Experience PP-2 2022	Assets: PP-2: Disability Experience PP-2 2022 Assisted: n/a
Mortality table for disabled participants	AT-49 male	PPSP-R: AT-49 male
Age of retirement	Male, 56,86 years Female, 55,75 years	Male, 56 years / Female, 55 years
Health Care Plan [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected changes in medical and hospital costs	13.69%	13.11%
Health Care Plan [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected changes in medical and hospital costs	3.25%	3.75%